Annual Total Returns[BarChart] - AST JP Morgan Global Thematic Portfolio - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.57%)	13.58%	16.28%	6.36%	(1.05%)	5.22%	16.95%	(7.37%)	19.43%	13.16%